                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-8548

                            Large-Cap Value Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.2%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.5%
-----------------------------------------------------------------------
Lamar Advertising Co.(1)                       60,000      $  2,112,600
-----------------------------------------------------------------------
                                                           $  2,112,600
-----------------------------------------------------------------------
Aerospace and Defense -- 3.3%
-----------------------------------------------------------------------
General Dynamics Corp.                        100,000      $  7,250,000
Lockheed Martin Corp.                          50,000         2,378,500
Northrop Grumman Corp.                         50,000         4,314,500
-----------------------------------------------------------------------
                                                           $ 13,943,000
-----------------------------------------------------------------------
Agricultural Equipment -- 1.1%
-----------------------------------------------------------------------
Deere & Co.                                   100,000      $  4,570,000
-----------------------------------------------------------------------
                                                           $  4,570,000
-----------------------------------------------------------------------
Auto and Parts -- 0.8%
-----------------------------------------------------------------------
BorgWarner, Inc.                               50,000      $  3,220,000
-----------------------------------------------------------------------
                                                           $  3,220,000
-----------------------------------------------------------------------
Banks -- 8.7%
-----------------------------------------------------------------------
Bank of America Corp.                         115,000      $  9,088,450
Bank One Corp.                                100,000         3,718,000
FleetBoston Financial Corp.                   135,000         4,010,850
TCF Financial Corp.                           100,000         3,984,000
Wachovia Corp.                                200,000         7,992,000
Wells Fargo & Co.                             150,000         7,560,000
-----------------------------------------------------------------------
                                                           $ 36,353,300
-----------------------------------------------------------------------
Building and Construction - Miscellaneous -- 0.8%
-----------------------------------------------------------------------
D.R. Horton, Inc.                             125,000      $  3,512,500
-----------------------------------------------------------------------
                                                           $  3,512,500
-----------------------------------------------------------------------
Chemicals -- 1.8%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              175,000      $  7,280,000
-----------------------------------------------------------------------
                                                           $  7,280,000
-----------------------------------------------------------------------
Commercial Services -- 0.5%
-----------------------------------------------------------------------
ServiceMaster Co.                             200,000      $  2,140,000
-----------------------------------------------------------------------
                                                           $  2,140,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Communications Services -- 9.4%
-----------------------------------------------------------------------
Accenture Ltd. - Class A(1)(2)                150,000      $  2,713,500
Alltel Corp.                                  100,000         4,822,000
BellSouth Corp.                               200,000         5,326,000
Clear Channel Communications, Inc.(1)         130,000         5,510,700
Comcast Corp. - Class A(1)                    220,000         6,639,600
SBC Communications, Inc.                      250,000         6,387,500
Verizon Communications, Inc.                  200,000         7,890,000
-----------------------------------------------------------------------
                                                           $ 39,289,300
-----------------------------------------------------------------------
Computers and Business Equipment -- 3.3%
-----------------------------------------------------------------------
Diebold, Inc.                                  75,000      $  3,243,750
Hewlett-Packard Co.                           100,000         2,130,000
International Business Machines Corp.         100,000         8,250,000
-----------------------------------------------------------------------
                                                           $ 13,623,750
-----------------------------------------------------------------------
Consumer Non-Durables -- 1.9%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          150,000      $  7,821,000
-----------------------------------------------------------------------
                                                           $  7,821,000
-----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 1.1%
-----------------------------------------------------------------------
Altria Group, Inc.                            100,000      $  4,544,000
-----------------------------------------------------------------------
                                                           $  4,544,000
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 1.6%
-----------------------------------------------------------------------
Emerson Electric Co.                           75,000      $  3,832,500
United Technologies Corp.                      37,500         2,656,125
-----------------------------------------------------------------------
                                                           $  6,488,625
-----------------------------------------------------------------------
Drugs -- 2.5%
-----------------------------------------------------------------------
Pfizer, Inc.                                  175,000      $  5,976,250
Wyeth                                         100,000         4,555,000
-----------------------------------------------------------------------
                                                           $ 10,531,250
-----------------------------------------------------------------------
Electric Utilities -- 7.2%
-----------------------------------------------------------------------
ALLETE, Inc.                                  100,000      $  2,655,000
Dominion Resources, Inc.                      100,000         6,427,000
Entergy Corp.                                 125,000         6,597,500
Exelon Corp.                                  125,000         7,476,250

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electric Utilities (continued)
-----------------------------------------------------------------------
FPL Group, Inc.                               100,000      $  6,685,000
-----------------------------------------------------------------------
                                                           $ 29,840,750
-----------------------------------------------------------------------
Entertainment and Leisure -- 0.8%
-----------------------------------------------------------------------
Carnival Corp.                                100,000      $  3,251,000
-----------------------------------------------------------------------
                                                           $  3,251,000
-----------------------------------------------------------------------
Financial Services -- 11.9%
-----------------------------------------------------------------------
Citigroup, Inc.                               225,000      $  9,630,000
Federal National Mortgage Association         100,000         6,744,000
First Data Corp.                              100,000         4,144,000
Franklin Resources, Inc.                       50,000         1,953,500
Goldman Sachs Group, Inc.                      70,000         5,862,500
GreenPoint Financial Corp.                    100,000         5,094,000
J.P. Morgan Chase & Co.                       125,000         4,272,500
Merrill Lynch & Co., Inc.                     135,000         6,301,800
Morgan Stanley                                135,000         5,771,250
-----------------------------------------------------------------------
                                                           $ 49,773,550
-----------------------------------------------------------------------
Foods -- 3.0%
-----------------------------------------------------------------------
Nestle SA(2)                                   25,000      $  5,168,460
Sara Lee Corp.                                250,000         4,702,500
Unilever NV                                    50,000         2,700,000
-----------------------------------------------------------------------
                                                           $ 12,570,960
-----------------------------------------------------------------------
Health Services Co. -- 0.8%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                          125,000      $  3,210,000
-----------------------------------------------------------------------
                                                           $  3,210,000
-----------------------------------------------------------------------
Insurance -- 6.6%
-----------------------------------------------------------------------
Allstate Corp. (The)                          100,000      $  3,565,000
Marsh & McLennan Cos., Inc.                    65,000         3,319,550
MetLife, Inc.                                 300,000         8,496,000
Progressive Corp., (The)                       67,000         4,897,700
XL Capital Ltd. - Class A                      85,000         7,055,000
-----------------------------------------------------------------------
                                                           $ 27,333,250
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 1.5%
-----------------------------------------------------------------------
Cardinal Health, Inc.                         100,000      $  6,430,000
-----------------------------------------------------------------------
                                                           $  6,430,000
-----------------------------------------------------------------------
Metals - Industrial -- 2.0%
-----------------------------------------------------------------------
Alcoa, Inc.                                   325,000      $  8,287,500
-----------------------------------------------------------------------
                                                           $  8,287,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.3%
-----------------------------------------------------------------------
GlobalSantaFe Corp.                           225,000      $  5,251,500
Noble Corp.(1)                                125,000         4,287,500
-----------------------------------------------------------------------
                                                           $  9,539,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.4%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      130,000      $  5,781,100
-----------------------------------------------------------------------
                                                           $  5,781,100
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 7.0%
-----------------------------------------------------------------------
ChevronTexaco Corp.                           100,000      $  7,220,000
ConocoPhillips                                150,000         8,220,000
Exxon Mobil Corp.                             175,000         6,284,250
Occidental Petroleum Corp.                    225,000         7,548,750
-----------------------------------------------------------------------
                                                           $ 29,273,000
-----------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-----------------------------------------------------------------------
Weyerhaeuser Co.                              150,000      $  8,100,000
-----------------------------------------------------------------------
                                                           $  8,100,000
-----------------------------------------------------------------------
Publishing -- 1.8%
-----------------------------------------------------------------------
Gannett Co., Inc.                             100,000      $  7,681,000
-----------------------------------------------------------------------
                                                           $  7,681,000
-----------------------------------------------------------------------
REITS -- 2.8%
-----------------------------------------------------------------------
AMB Property Corp.                             75,000      $  2,112,750
Avalonbay Communities, Inc.                    50,000         2,132,000
General Growth Properties, Inc.                50,000         3,122,000
Public Storage, Inc.                           60,000         2,039,400
Vornado Realty Trust                           50,000         2,180,000
-----------------------------------------------------------------------
                                                           $ 11,586,150
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail - Discount -- 1.7%
-----------------------------------------------------------------------
Target Corp.                                  190,000      $  7,189,600
-----------------------------------------------------------------------
                                                           $  7,189,600
-----------------------------------------------------------------------
Retail - Restaurants -- 0.9%
-----------------------------------------------------------------------
McDonald's Corp.                              175,000      $  3,860,500
-----------------------------------------------------------------------
                                                           $  3,860,500
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.0%
-----------------------------------------------------------------------
Sears, Roebuck and Co.                        130,000      $  4,373,200
TJX Companies, Inc.                           425,000         8,007,000
-----------------------------------------------------------------------
                                                           $ 12,380,200
-----------------------------------------------------------------------
Savings & Loans -- 2.2%
-----------------------------------------------------------------------
Washington Mutual, Inc.                       225,000      $  9,292,500
-----------------------------------------------------------------------
                                                           $  9,292,500
-----------------------------------------------------------------------
Transport - Services -- 0.7%
-----------------------------------------------------------------------
FedEx Corp.                                    50,000      $  3,101,500
-----------------------------------------------------------------------
                                                           $  3,101,500
-----------------------------------------------------------------------
Transportation -- 1.4%
-----------------------------------------------------------------------
Burlington Northern Santa Fe Corp.            100,000      $  2,844,000
Union Pacific Corp.                            50,000         2,901,000
-----------------------------------------------------------------------
                                                           $  5,745,000
-----------------------------------------------------------------------
Wireless Communications -- 1.0%
-----------------------------------------------------------------------
Nokia Oyj ADR                                 250,000      $  4,107,500
-----------------------------------------------------------------------
                                                           $  4,107,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $362,333,775)                          $413,763,385
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                                $  4,239      $  4,239,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $4,239,000)                         $  4,239,000
-----------------------------------------------------------------------
Total Investments -- 100.2%
   (identified cost $366,572,775)                          $418,002,385
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.2)%                   $   (865,601)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $417,136,784
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $366,572,775)                          $418,002,385
Cash                                            22,225
Receivable for investments sold              4,803,980
Interest and dividends receivable              669,553
Prepaid expenses                                   299
Tax reclaim receivable                          25,138
------------------------------------------------------
TOTAL ASSETS                              $423,523,580
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  6,357,674
Payable to affiliate for Trustees' fees          4,191
Accrued expenses                                24,931
------------------------------------------------------
TOTAL LIABILITIES                         $  6,386,796
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $417,136,784
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $365,706,847
Net unrealized appreciation (computed on
   the basis of identified cost)            51,429,937
------------------------------------------------------
TOTAL                                     $417,136,784
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $113,227)                              $ 3,995,447
Interest                                       78,905
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 4,074,352
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,095,137
Trustees' fees and expenses                     7,393
Custodian fee                                  84,861
Legal and accounting services                  17,413
Miscellaneous                                   3,876
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,208,680
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,865,672
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,833,082)
   Foreign currency transactions              (11,369)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,844,451)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $28,552,839
   Foreign currency                               939
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $28,553,778
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $25,709,327
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $28,574,999
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      2,865,672  $       4,347,858
   Net realized loss                            (2,844,451)       (38,596,393)
   Net change in unrealized
      appreciation (depreciation)               28,553,778        (20,091,176)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     28,574,999  $     (54,339,711)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    106,148,876  $     184,885,318
   Withdrawals                                 (44,357,836)       (91,131,723)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     61,791,040  $      93,753,595
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     90,366,039  $      39,413,884
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    326,770,745  $     287,356,861
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    417,136,784  $     326,770,745
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -------------------------------------------------------------
                                  (UNAUDITED)           2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.69%(2)        0.71%        0.71%        0.73%        0.71%        0.72%
   Net investment income                  1.64%(2)        1.40%        1.35%        1.23%        0.99%        0.95%
Portfolio Turnover                          45%            181%          78%         163%         126%          95%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                           7.73%         (15.42)%       2.16%          --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $417,137        $326,771     $287,357     $190,445     $177,047     $171,117
-------------------------------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2003, the Eaton Vance Large-Cap Value Fund held a 96.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, there were no credit balances.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2003, the fee amounted to $1,095,137. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $222,970,784 and $154,307,111, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $362,333,775
    ------------------------------------------------------
    Gross unrealized appreciation             $ 52,081,199
    Gross unrealized depreciation                 (651,589)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 51,429,610
    ------------------------------------------------------

   The net unrealized depreciation on foreign currency at June 30, 2003, was $327.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

6 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003. The items considered at the meeting are set forth below. Results are rounded to nearest whole number.

   ITEM 1: To elect Trustees of the Portfolio. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            97%           3%
    Donald R. Dwight                                 97%           3%
    James B. Hawkes                                  97%           3%
    Samuel L. Hayes, III                             97%           3%
    William H. Park                                  97%           3%
    Norton H. Reamer                                 95%           5%
    Lynn A. Stout                                    97%           3%

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

   ITEM 2: To modify the investment objective of the Portfolio. The results of the vote were as follows:

    AFFIRMATIVE                                74%
    AGAINST                                     3%
    ABSTAIN                                     4%
    BROKER NON-VOTES                           19%

INVESTMENT MANAGEMENT

LARGE-CAP VALUE PORTFOLIO

Officers

Duncan W. Richardson
President

Michael R. Mach
Vice President and Portfolio
Manager

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company

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owning institutional investment management firms). Mr. Hayes is the Jacob H.
Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ William J. Austin Jr.
       -------------------------
       William J. Austin Jr.
       Treasurer


Date:  August 18, 2003


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  August 18, 2003